Dividend per ordinary share	12 Months Ended
Dec. 31, 2025
Dividend per ordinary share [abstract]
Dividend per ordinary share	29 Dividend per ordinary share

Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2023
- Interim dividend, paid August 2023	0.350	1,260
- Final dividend, paid May 2024	0.756	2,497
Total dividend in respect of 2023	1.106	3,757
In respect of 2024
- Interim dividend, paid August 2024	0.350	1,129
- Final dividend, paid May 2025	0.710	2,152
Total dividend in respect of 2024	1.060	3,281
In respect of 2025
- Interim dividend, paid August 2025	0.350	1,039
- Final dividend declared	0.736	2,125
Total dividend for the period ending 31 December 2025	1.086	3,164
On 22 April 2025, the Annual General Meeting of shareholders ratified the total dividend of EUR 1.06 per ordinary share of which EUR 0.35 per share was paid as an interim cash dividend during August 2024. The final dividend of
EUR 0.71 per ordinary share was paid entirely in cash on 2 May 2025.
In October 2025 an additional cash distribution of EUR 0.172 per share was declared to shareholders of ING Group and EUR 500 million was paid in January 2026 (2024: EUR 498 million, EUR 0.161 per share 2023: nil).
The Board has proposed to pay a final cash dividend over 2025 of EUR 0.736 per share. This is subject to approval by shareholders at the Annual General Meeting in April 2026.
ING Groep N.V. is required to withhold tax of 15% on dividends paid. Reference is made to Note 19 'Equity' for more information on share buyback programmes and other distributions.